Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Common Shares Subject to Redemption [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (1,215,716)			$ (3,076,903)	$ (1,883,391)
Accretion of temporary equity to redemption value	1,195,371			2,294,875	1,733,440
Allocation of net loss	$ (20,342)			$ (782,028)	$ (149,951)
Denominator:
Weighted-average shares outstanding (in Shares)	5,733,920			5,733,920	2,789,393
Basic and diluted net loss per share (in Dollars per share)	$ 0			$ (0.14)
Non-redeemable Common Shares [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (366,390)			$ (927,311)	$ (977,661)
Accretion of temporary equity to redemption value
Allocation of net loss	$ (366,390)			$ (927,311)	$ (977,661)
Denominator:
Weighted-average shares outstanding (in Shares)	1,728,078	1,247,940	1,091,947	1,728,078	1,447,964
Basic and diluted net loss per share (in Dollars per share)	$ (0.21)	$ (0.02)	$ (0.03)	$ (0.54)
Numerator:
Net loss		$ (30,939)	$ (31,434)